Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

21.Commitments

(a)Commitments — as a lessor

The Group time charters vessels to non-related parties under operating lease agreements. The leases have varying terms.

The future minimum lease payments receivable under non-cancellable operating leases contracted for at the balance sheet date but not recognised as receivables, are as follows:

	2024	2023
	US$’000	US$’000
Less than one year	223,847	81,375
Two to five years	151,451	69,259
More than five years	1,397	—
	376,695	150,634

(b)Sub-leasing — as a lessor

Included within “Revenue from time charter voyages” was income from sub-leasing of right-of-use assets of US$nil million (2023: US$nil million).